19. Debt Instruments Eligible to Compose Capital	12 Months Ended
Dec. 31, 2020
Debt Instruments Eligible To Compose Capital
19. Debt Instruments Eligible to Compose Capital
19.	Debt Instruments Eligible to Compose Capital

Details of the balance of "Debt Instruments Eligible to Compose Capital" for the issuance of such instruments to compose the Tier I and Tier II of regulatory capital due to the Regulatory Capital Optimization Plan (Note 27.e), are as follows:

					2020	2019	2018
	Issuance	Maturity	Issuance Value	Interest Rate (a.a,) (1)
Tier I (2)	nov-18	no maturity (perpetual)	US$1,250	7.250%	6,554,451	5,092,153	4,893,668
Tier II (2)	nov-18	nov/18	US$1,250	6.125%	6,565,209	5,083,808	4,886,276
Total					13,119,660	10,175,961	9,779,944
(1)	The debt instruments issued in November 2018 were released through the Cayman Agency and, consequently, there is no incidence of withholding tax.
(2)	Interest paid semiannually, as of May 8, 2019.

	2020	2019	2018
Balance at beginning of the year	10,175,961	9,779,944	8,436,901
Issuance - Tier I	-	-	4,673,875
Issuance - Tier II	-	-	4,673,875
Interest payment Tier I (1)	506,771	272,947	331,677
Interest payment Tier II (1)	402,622	230,594	272,539
Exchange differences / Others	2,948,951	221,368	1,960,467
Payments of interest - Tier I	(495,789)	(178,278)	(381,008)
Payments of interest - Tier II	(418,856)	(150,614)	(302,775)
Repurchase	-	-	(9,885,607)
Balance at end of the year	13,119,660	10,175,961	9,779,944

(1) The remuneration of interest relating to the Debt Instruments Eligible to Compose Capital Tier I and II was recorded against income for the period as "Interest expense and similar charges" (Note 32).

On November 5, 2018, the Board of Directors approved the issuance of the equity instruments, which was held on November 8, 2018. Such issuance was in the form of Notes issued in US dollars, US$2.5 billion, for payment in Tier I and Tier II of Reference Equity. The offer of these notes was made outside Brazil and the United States of America, for non-US Persons, based on Regulation S under the Securities Act, and was fully paid in by Santander España, controlling shareholder of Banco Santander Brasil. On the same date, the Board of Directors approved the redemption of the Tier I and Tier II notes issued on January 29, 2014, in the total amount of U$2.5 billion (Note 26,e).

The specific characteristics of Notes issued to make up Tier I are: (a) Principal: US$1.250 billion (b) Interest Rate: 7.25% p.a; (c) no maturity (perpetual); (d) Periodicity of payment of interest: semiannually from May 8, 2019.

The specific characteristics of Notes issued to make up Tier II are: (a) Principal: US$1.250 billion; (b) Interest Rate: 6.125% p.a.; (c) Maturity Term: on November 8, 2028; and (d) Periodicity of payment of interest: semiannually, as of May 8, 2019.

Notes have the following common characteristics:

(a) Unit value of at least US$150 thousand and in integral multiples of US$1 thousand in excess of such minimum value;

(b) The Notes may be repurchased or redeemed by Banco Santander after the fifth anniversary as of the date of issue of the Notes, at the sole discretion of the Bank or as a result of changes in the tax legislation applicable to the Notes; or at any time, due to the occurrence of certain regulatory events.